PRINCIPAL ACCOUNTING POLICIES (Details 8)	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2012 $ / shares shares	Sep. 30, 2015 shares	Sep. 30, 2014 shares	Dec. 31, 2014 shares	Oct. 17, 2007 shares	Nov. 05, 2004 shares
Stock options
Share-based compensation disclosures
Number of options modified	1,900,000
Stock options | Exercise price over $120.00
Share-based compensation disclosures
Lower limit for exercise prices of options modified (in dollars per share) | $ / shares	$ 120.00
Restricted stock units (RSUs)
Share-based compensation disclosures
Restricted share units conversion ratio	4
Ctrip 2005 Option Plan
Share-based compensation disclosures
Number of ordinary shares reserved for future issuances of options						3,000,000
Number of option outstanding under share incentive plans (in shares)		188,420		386,310
Ctrip 2007 Incentive Plan
Share-based compensation disclosures
Number of ordinary shares reserved for future issuances of options					1,000,000
Annual increase of number of ordinary shares reserved under share incentive plans					1,000,000
Number of restricted stock units considered for replacement under resolution passed by compensation committee	518,017
Ctrip 2007 Incentive Plan | Stock options
Share-based compensation disclosures
Number of options granted under share incentive plan		625,006	803,189
Number of option outstanding under share incentive plans (in shares)		4,917,329		4,585,868
Vesting period		4 years
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation disclosures
Restriction period				4 years
Restricted stock units outstanding (in shares)		919,864		1,058,608